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SchwabFunds(R)
101 Montgomery Street
San Francisco, CA  94104

May 4, 2004
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     The Charles Schwab Family of Funds
        File Nos. 33-31894 and 811-5954

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectuses and Statements of Additional Information, dated April 29, 2004, for the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Retirement Money Fund, Schwab Retirement Advantage Money Fund, Schwab Municipal Money Fund - Sweep Shares, Schwab California Municipal Money Fund - Sweep Shares, Schwab New York Municipal Money Fund - Sweep Shares, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Massachusetts Municipal Money Fund, Schwab Value Advantage Money Fund - Investor Shares, Schwab Municipal Money Fund - Value Advantage Shares, Schwab California Municipal Money Fund - Value Advantage Shares, Schwab New York Municipal Money Fund - Value Advantage Shares, Schwab Value Advantage Money Fund - Institutional Shares and Select Shares, Schwab Municipal Money Fund - Institutional Shares and Select Shares and Schwab Government Cash Reserves Fund do not differ from those filed in the most recent Post-Effective Amendment No. 54, which was filed electronically.

Sincerely,

/s/ Shelley Harding-Riggen
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Shelley Harding-Riggen
Corporate Counsel
Charles Schwab Investment Management, Inc.